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US Legal Services

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
Neil.McMurdie@us.ing.com

December 21, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: ING Pension IRA
File Nos.: 033-75992 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

·	The form of the Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced
Registration Statement; and
·	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 20, 2012.

If you have any questions, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie

	Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095-4774